The "Lava Jato (Car Wash) Operation" and its effects on the Company	12 Months Ended
Dec. 31, 2018
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The "Lava Jato (Car Wash) Operation" and its effects on the Company
3.	The “Lava Jato (Car Wash) Operation” and its effects on the Company

In 2009, the Brazilian Federal Police (Polícia Federal) began an investigation known as “Lava Jato” (Car Wash) aimed at criminal organizations engaged in money laundering in several Brazilian states. Beginning in 2014, the Brazilian Federal Prosecutor’s Office focused part of its investigation on irregularities involving Petrobras’s contractors and suppliers and uncovered a broad payment scheme that involved a wide range of participants, including former Petrobras personnel. Based on the information available to Petrobras, the payment scheme involved a group of companies that, between 2004 and April 2012, colluded to obtain contracts with Petrobras, overcharge the Company under those contracts and use the overpayment received under the contracts to fund improper payments to political parties, elected officials or other public officials, individual contractors and suppliers, former Petrobras personnel and other individuals involved in the scheme. Petrobras refers to this scheme as the “payment scheme” and to the companies involved in the scheme as the “cartel members”. The Company did not make any improper payment.

In addition to the payment scheme, the investigations identified specific instances of other contractors and suppliers that overcharged Petrobras and allegedly used the overpayment received from their contracts with the Company to fund improper payments, unrelated to the payment scheme, to certain former Petrobras personnel. Those contractors and suppliers are not cartel members and acted individually. Petrobras refers to these specific cases as the “unrelated payments.”

The amounts paid by Petrobras related to contracts with contractors and suppliers involved in the payment scheme were included in historical costs of its property, plant and equipment. However, the Company believes that, under International Accounting Standard IAS 16 – Property, Plant and Equipment, the portion of the payments made to these companies and used by them to make improper payments, which represents additional charges incurred as a result of the payments scheme, should not have been capitalized. Thus, in the third quarter of 2014, the Company wrote off US$2,527 of capitalized costs representing amounts that Petrobras overpaid for the acquisition of property, plant and equipment in prior years.

3.1.	Approach adopted by the Company to adjust its property, plant and equipment for overpayments

As it was impracticable to identify the periods and amounts of overpayments incurred, the Company developed a methodology to estimate the adjustment incurred in property, plant and equipment in the third quarter of 2014 using the five steps described below:

(1) Identify contractual counterparties: the Company listed all the companies identified as cartel members, and using that information the Company identified all of the contractors and suppliers that were either so identified or were part of consortia that included entities so identified.

(2) Identify the period: the Company concluded from testimony that the payment scheme was operating from 2004 through April 2012.

(3) Identify contracts: the Company identified all contracts entered into with the counterparties identified in step 1 during the period identified in step 2, which included supplemental contracts when the original contract was entered into between 2004 and April 2012. It identified all of the property, plant and equipment related to those contracts.

(4) Identify payments: the Company calculated the total contract values under the contracts mentioned in step 3.

(5) Apply a fixed percentage to the amount determined in Step 4: the Company estimated the aggregate overpayment by applying a percentage indicated in depositions (3%) to the total amounts for identified contracts.

For overpayments attributable to non-cartel members, unrelated to the payment scheme, the Company included in the write-off for incorrectly capitalized overpayments the specific amounts of improper payments or percentages of contract values, as described in the testimony, which were used by those suppliers and contractors to fund improper payments.

The Company has continuously monitored the Lava Jato investigation. In preparing the financial statements for the year ended December 31, 2018, the Company has not identified any additional information that would impact the adopted calculation methodology and consequently require additional write-offs.

3.2.	The Company’s response to the facts uncovered in the investigation

The Company has been closely monitoring the investigations and cooperating fully with the Brazilian Federal Police (Polícia Federal), the Brazilian Public Prosecutor’s Office (Ministério Público Federal), the Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the General Federal Inspector’s Office (Controladoria Geral da União) in the investigation of all crimes and irregularities. We have responded to numerous requests for documents and information from these authorities.

We have been formally recognized as a victim of the crimes identified under the Lava Jato investigation by the Brazilian Federal Prosecutor’s Office, the lower court hearing the case and also by the Brazilian Supreme Court. As a result, we have entered into 54 criminal proceedings as an assistant to the prosecutor. In addition, we have entered into five criminal proceedings as an interested party. We have also renewed our commitment to continue cooperating with authorities to clarify the issues and report them regularly to our investors and to the public in general.

We do not tolerate corrupt practices and illegal acts perpetuated by any of our employees. Accordingly, since 2015, the Company continued to implement several measures as a response to the facts uncovered in the “Lava Jato” investigation.

In addition, the Company has been taking the necessary procedural steps to seek compensation for damages suffered from the improper payments scheme, including those related to its reputation.

Accordingly, the Company joined 17 public civil suits addressing acts of administrative misconduct filed by the Brazilian Public Prosecutor’s Office and the Brazilian Federal Government, including demands for compensation for reputation damages.

To the extent that any of the proceedings resulting from the Lava Jato investigation involve leniency agreements with cartel members or plea agreements with individuals pursuant to which they agree to return funds, the Company may be entitled to receive a portion of such funds. Nevertheless, the Company is unable to reliably estimate further recoverable amounts at this moment. Any recoverable amount will be recognized as income when received or when their economic benefits become virtually certain.

In addition to US$ 455 recovered from Lava Jato investigation through December 31, 2017 (US$ 252 in 2017, US$ 131 in 2016 and US$ 72 in 2015), new leniency and plea agreements in 2018 entitled the Company to receive funds with respect to compensation for damages in the amount of US$ 457. This amount was accounted for as other income and expenses. Thus, the total amount recovered from Lava Jato investigation through December 31, 2018 was US$ 912.

On November 28, 2018, Petrobras’ Board of Directors approved the termination of the Special Committee, created in December 2014 to serve as an independent reporting line to the Board with respect to investigations carried out by the firms Trench, Rossi e Watanabe Advogados and Gibson, Dunn & Crutcher LLP. The Board also approved the termination the activities carried out by such independent firms. Since then, relevant departments of the Company have undertaken these duties.

3.3.	Investigations involving the Company

3.3.1.	U.S. Securities and Exchange Commission and Department of Justice inquiries

Petrobras is not a target of the Lava Jato investigation and is formally recognized as a victim of the improper payments scheme by the Brazilian Authorities.

On November 21, 2014, Petrobras received a subpoena from the U.S. Securities and Exchange Commission (SEC) requesting certain documents and information about the Company with respect to, among other things, the Lava Jato investigation and any allegations regarding a violation of the U.S. Foreign Corrupt Practices Act. The U.S. Department of Justice (DoJ) conducted a similar inquiry and the Company cooperated with both investigations working with independent Brazilian and U.S. law firms that were hired to conduct an independent internal investigation.

On September 27, 2018, the Company settled the open matters with the DoJ and the SEC investigation which encompassed the company’s internal controls, books and records, and financial statements from 2003 to 2012.

These agreements fully resolve the inquiries carried out by these authorities. Following this agreement, the Company paid US$ 85 to the DOJ and will pay the same amount to the SEC in 2019. Additionally, the agreements also credit a remittance of US$ 683 million to the Brazilian authorities which Petrobras deposited on January 30, 2019 into a special fund for investments in Brazil, in accordance with the Commitment Assumption Agreement executed with the Brazilian Federal Prosecutor’s Office. (Ministério Público Federal-MPF). The Company fully recognized the effects of these settlements as other income and expenses in the third quarter of 2018.

This resolution meets the best interest of the Company and its shareholders, and eliminates uncertainties, risks, burdens and costs of potential litigations in the United States.

3.3.2.	Order of civil inquiry - Brazilian Public Prosecutor’s Office

On December 15, 2015, the State of São Paulo Public Prosecutor’s Office issued the Order of Civil Inquiry 01/2015, establishing a civil proceeding to investigate the existence of potential damages caused by Petrobras to investors in the Brazilian stock market. The Brazilian Attorney General’s Office (Procuradoria Geral da República) assessed this civil proceeding and determined that the São Paulo Public Prosecutor’s Office has no authority over this matter, which must be presided over by the Brazilian Public Prosecutor’s Office. The Company has provided all relevant information required by the authorities.

3.4.	Legal proceedings involving the Company

Note 31 provides information about class actions and other material legal proceedings.